Compensation Plans - Incentive Plan (Details) - $ / shares		11 Months Ended	12 Months Ended
	Mar. 21, 2014	Nov. 30, 2018	Nov. 30, 2019
Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares available for grant (in shares)	20,000,000
Stock available for grant (in shares)			4,070,557
Incentive Plan | Sign-on and Retention Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for award granted			4 years
Award amortization period			4 years
Dividend Equivalents | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend equivalents declared on restricted stock units (in shares)		142,000	1,298,000
Grants, weighted average grant date fair value (USD per share)		$ 19.81	$ 18.15